THE HUNTINGTON VA FUNDS

BALANCED FUND

HUNTINGTON VA BALANCED FUND

EQUITY FUNDS

HUNTINGTON VA DIVIDEND CAPTURE FUND

HUNTINGTON VA GROWTH FUND

HUNTINGTON VA INCOME EQUITY FUND

HUNTINGTON VA INTERNATIONAL EQUITY FUND

HUNTINGTON VA MID CORP AMERICA FUND

HUNTINGTON VA REAL STRATEGIES FUND

HUNTINGTON VA ROTATING MARKETS FUND

HUNTINGTON VA SITUS FUND

INCOME FUND

HUNTINGTON VA MORTGAGE SECURITIES FUND

SUPPLEMENT DATED OCTOBER 7, 2013, TO THE HUNTINGTON VA FUNDS PROSPECTUS DATED APRIL 30, 2013, AS AMENDED

EFFECTIVE AS OF OCTOBER 7, 2013, PLEASE REPLACE THE SECTION TITLED “INVESTMENT ADVISOR AND PORTFOLIO MANAGER” IN THE HUNTINGTON VA GROWTH FUND’S SUMMARY PROSPECTUS ON PAGE 14 WITH THE FOLLOWING:

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Craig Hardy, Senior Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2013.

EFFECTIVE AS OF OCTOBER 7, 2013, PLEASE REPLACE THE SECTION TITLED “INVESTMENT ADVISOR” IN THE HUNTINGTON VA FUNDS PROSPECTUS ON PAGES 102 THROUGH 104 WITH THE FOLLOWING:

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (the “Advisor”) provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to The Huntington Funds. As of December 31, 2012, the Advisor had assets under management of $3.8 billion. The Advisor (and its predecessor) has served as an investment advisor to mutual funds since 1987.

The Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”), a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2012, The Huntington National Bank had assets of $56 billion.

The Advisor has designated the following Portfolio Managers for the Funds. Included is their business experience for the last five years.

Kristi Abbey-Jorns is primarily responsible for the day-to-day management of the VA Balanced Fund. Ms. Abbey-Jorns has served as Portfolio Manager for the VA Balanced Fund since 2010. She is a Portfolio Manager and Assistant Vice President of the Advisor. Ms. Abbey-Jorns joined The Huntington National Bank in 1994 and became an Investment Assistant – Sr. Account Relationship Associate in 2000. She became a Staff Officer and Portfolio Manager in 2008. Ms. Abbey-Jorns received her Bachelor’s degree in Medical Technology from Michigan Technological University.

Kirk Mentzer is primarily responsible for the day-to-day management of the VA Dividend Capture Fund. Mr. Mentzer has served as Portfolio Manager of the VA Dividend Capture Fund since 2001. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Craig J. Hardy is primarily responsible for the day-to-day management of the VA Income Equity Fund and VA Growth Fund. Mr. Hardy has served as the Portfolio Manager of the VA Income Equity Fund since 2003 and as the Portfolio Manager of the VA Growth Fund since 2013. He is Senior Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy holds a Chartered Financial Analyst designation. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Paul W. Attwood is primarily responsible for the day-to-day management of the VA International Equity Fund. Mr. Attwood has served as the Portfolio Manager of the VA International Equity Fund since 2012. He joined Huntington in 2002 and is a Senior Vice President of the Advisor. Prior to joining the Advisor, Mr. Attwood was a Senior Research Analyst and Portfolio Manager with Haberer Investment Advisor, a division of Huntington Private Financial Group. He has over 15 years of experience in the financial services industry. Mr. Attwood received his bachelor’s degree from the University of Cincinnati. He holds a Chartered Financial Analyst designation.

B. Randolph Bateman and Christopher M. Rowane are jointly and primarily responsible for the day-to-day management of the VA Mid Corp America Fund.

B. Randolph Bateman has served as Co-Portfolio Manager of the VA Mid Corp America Fund since 2013. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree from North Carolina State University.

Christopher M. Rowane has served as Co-Portfolio Manager for the VA Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined Huntington Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree and M.B.A. from Gannon University.

B. Randolph (“Randy”) Bateman is primarily responsible for the day-to-day management of the VA Situs Fund. Mr. Bateman has served as Portfolio Manager of the VA Situs Fund since 2004. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the VA Mortgage Securities Fund. Mr. Seasongood is responsible for the research, security selection and construction of the portion of the VA Mortgage Securities Fund’s portfolio that is invested in REITs. Mr. Doughty is responsible for the research, security selection and construction of the remainder of the VA Mortgage Securities Fund’s portfolio. Mr. Doughty and Mr. Seasongood have independent decision-making authority over their respective portions of the VA Mortgage Securities Fund’s portfolio, but do collaborate to determine the amount of the portfolio that will be invested in REITs, and to monitor the VA Mortgage Securities Fund’s cash flows.

Mr. Doughty has served as a Co-Portfolio Manager of the VA Mortgage Securities Fund since 2004. He joined The Huntington National Bank in 1961 and serves as Senior Vice President. He is a member of The Huntington National Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Mr. Seasongood has served as a Co-Portfolio Manager of the VA Mortgage Securities Fund since 2004. He is Vice President of the Advisor. Mr. Seasongood joined The Huntington National Bank in 1995 as a Portfolio Manager. Mr. Seasongood holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree from Villanova University and his M.B.A. from Temple University.

Peter Sorrentino is primarily responsible for the day-to-day management of the VA Real Strategies Fund. Mr. Sorrentino has served as the Portfolio Manager of the VA Real Strategies Fund since the Fund’s inception. Mr. Sorrentino joined Huntington Bank in October of 2006 as a Senior Portfolio Manager and is Senior Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

Paul Koscik is primarily responsible for the day-to-day management of the VA Rotating Markets Fund. Mr. Koscik has served as the Portfolio Manager of the VA Rotating Markets Fund since 2001. He joined The Huntington National Bank in 1984 as a Portfolio Manager and serves as Vice President. He received his Bachelor’s Degree and J.D. from the University of Akron.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

SUPPLEMENT DATED OCTOBER 7, 2013 TO THE HUNTINGTON VA FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2013, AS AMENDED

EFFECTIVE AS OF OCTOBER 7, 2013, PLEASE REPLACE THE FOLLOWING TABLES REGARDING THE VA GROWTH FUND AND VA INCOME EQUITY FUND IN THE SECTION TITLED “PORTFOLIO MANAGER INFORMATION” IN THE HUNTINGTON VA FUNDS STATEMENT OF ADDITIONAL INFORMATION ON PAGE 45 WITH THE FOLLOWING:

VA Growth Fund

Other Accounts Managed by Craig J. Hardy	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	2 funds/$162,766,664
Other Pooled Investment Vehicles	None
Other Accounts	62 accounts/$92,780,561

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

VA Income Equity Fund

Other Accounts Managed by Craig J. Hardy	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	2 funds/$159,925,755
Other Pooled Investment Vehicles	None
Other Accounts	62 accounts/$92,780,561

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

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